Shareholders' equity	12 Months Ended
Mar. 31, 2012
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2010	2011	2012
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2011 and 2012 was ¥171,062 million and ¥173,711 million ($2,114 million), respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,389,432 million and ¥5,348,279 million ($65,072 million) as of March 31, 2011 and 2012, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2012 include amounts representing year-end cash dividends of ¥95,004 million ($1,156 million), ¥30 ($0.37) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 15, 2012.

Retained earnings at March 31, 2012 include ¥1,477,165 million ($17,973 million) relating to equity in undistributed earnings of companies accounted for by the equity method.

On June 24, 2008, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥200,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased approximately 14 million shares during the approved period of time. These approvals by the shareholders are not required under the current regulation.

On January 1, 2012, the parent company implemented share exchanges as a result of which the parent company became a wholly-owned parent company and each of Toyota Auto Body Co., Ltd. and Kanto Auto Works, Ltd. became a wholly-owned subsidiary, and the parent company acquired additional shares of each subsidiary. As a result of these share exchanges, the parent company issued 31,151,148 shares of treasury stock, and treasury stock decreased by ¥125,819 million ($1,531 million) and losses on disposal of treasury stock occurred in the amount of ¥45,916 million ($559 million). As a result, additional paid-in capital decreased by ¥551 million ($7 million) and retained earnings decreased by ¥45,365 million ($552 million), respectively. As a result of acquiring additional shares of each subsidiary, noncontrolling interests decreased by ¥117,881 million ($1,434 million), accumulated comprehensive income (loss) decreased by ¥6,503 million ($79 million) and additional paid-in capital increased by ¥44,481 million ($541 million).

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2011 and 2012 and the related changes, net of taxes for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2009	¥(882,670)	¥17,878	¥(242,989)	¥(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	¥(1,248,118)	¥298,306	¥(229,021)	¥(1,178,833)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains or (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2011	$(14,119)	$2,047	$(1,856)	$(13,928)
Equity transaction with noncontrolling interests and other	—	9	(88)	(79)
Other comprehensive income (loss)	(1,067)	1,573	(842)	(336)

Balances at March 31, 2012	$(15,186)	$3,629	$(2,786)	$(14,343)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	$(132)	$53	$(79)
Foreign currency translation adjustments	(1,164)	97	(1,067)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	2,006	(799)	1,207
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	612	(246)	366
Pension liability adjustments	(1,359)	517	(842)

Other comprehensive income (loss)	$(37)	$(378)	$(415)